UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		MOLLER FINANCIAL SERVICES
Address: 	ONE NORTHFIELD PLAZA
		Suite 200
		NORTHFIELD, IL 60093

13F File Number: 28-13687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: 	JOHN NOWAK
Title: 	CHIEF COMPLIANCE OFFICER
Phone: 	847-234-7575
Signature, Place, and Date of Signing:
JOHN NOWAK	NORTHFIELD, ILLINOIS	May 1, 2012

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 41
Form 13F Information Table Value Total: $122,310

List of Other Included Managers:
NONE

FORM 13F INFORMATION TABLE
									VALUE 		SHARES/ SH/ 	PUT/	INVSTMT	OTHER 		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS		CUSIP		(x$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
------------------------------- ---------------- 	----------	---------	------- ----	----	-----------------	------- ------- ------
AT&T INC 			COM			00206R102	643		20595	SH		SOLE			10083	0	10512
ABBOTT LABS			COM			002824100	241		3942	SH		SOLE			0	0	3942
AMGEN INC 			COM			031162100	1121		16501	SH		SOLE			7966	0	8535
CME GROUP INC 			COM			12572Q105	415		1436	SH		SOLE			1001	0	435
CONOCOPHILLIPS 			COM			20825C104	429		5653	SH		SOLE			5653	0	0
DU PONT E I DE NEMOURS & CO 	COM			263534109	922		17428	SH		SOLE			17428	0	0
EXXON MOBIL CORP 		COM			30231G102	688		7940	SH		SOLE			5435	0	2505
GENERAL ELECTRIC CO 		COM			369604103	776		38672	SH		SOLE			38372	0	300
HEINZ H J CO 			COM			423074103	594		11100	SH		SOLE			10000	0	1100
ILLINOIS TOOL WKS INC		COM			452308109	733		12848	SH		SOLE			0	0	12848
ISHARES TR			BARCLYS TIPS BD		464287176	2238		19023	SH		SOLE			12272	0	6751
ISHARES TR 			S&P 500 INDEX		464287200	8952		63399	SH		SOLE			49236	0	14163
ISHARES TR 			IBOXX INV CPBD		464287242	898		7773	SH		SOLE			7773	0	0
ISHARES TR 			S&P NA NAT RES		464287374	13510		342735	SH		SOLE			268128	0	74607
ISHARES TR 			MSCI EAFE INDEX		464287465	2527		46045	SH		SOLE			25545	0	20500
ISHARES TR 			S&P MIDCAP 400		464287507	1020		10289	SH		SOLE			10289	0	0
ISHARES TR 			RUSSELL 2000		464287655	11565		139664	SH		SOLE			115011	0	24653
ISHARES TR 			S&P SMLCAP 600		464287804	503		6602	SH		SOLE			6602	0	0
JPMORGAN CHASE & CO 		COM			46625H100	1530		33278	SH		SOLE			18466	0	14812
JOHNSON & JOHNSON 		COM			478160104	779		11810	SH		SOLE			10910	0	900
KENNAMETAL INC			COM			489170100	267		6000	SH		SOLE			6000	0	0
MARSH & MCLENNAN COS INC	COM			571748102	472		14400	SH		SOLE			0	0	14400
POWERSHARES GLOBAL ETF TRUST	FDM HG YLD RAFI		73936T557	4594		246729	SH		SOLE			171048	0	75681
POWERSHARES GLOBAL ETF TRUST	EX US SML PORT		73936T771	208		9252	SH		SOLE			228	0	9024
PRICE T ROWE GROUP INC 		COM			74144T108	522		8000	SH		SOLE			8000	0	0
PROCTER & GAMBLE CO 		COM			742718109	813		12099	SH		SOLE			9706	0	2393
SPDR SERIES TRUST 		DJ REIT ETF		78464A607	2047		28901	SH		SOLE			22247	0	6654
SARA LEE CORP 			COM			803111103	215		10000	SH		SOLE			10000	0	0
VANGUARD BD INDEX FD INC 	TOTAL BND MRKT		921937835	1945		23363	SH		SOLE			14880	0	8483
VANGUARD TAX-MANAGED INTL FD 	MSCI EAFE ETF		921943858	6732		197839	SH		SOLE			164435	0	33404
VANGUARD INTL EQUITY INDEX F	FTSE SMCAP ETF		922042718	319		3587	SH		SOLE			419	0	3168
VANGUARD INTL EQUITY INDEX F 	MSCI EMR MKT ETF	922042858	6074		139739	SH		SOLE			105776	0	33963
VANGUARD INDEX FDS		REIT ETF		922908553	12557		197293	SH		SOLE			148519	0	48774
VANGUARD INDEX FDS		LARGE CAP ETF		922908637	13207		204988	SH		SOLE			156766	0	48222
VANGUARD INDEX FDS		SMALL CP ETF		922908751	9652		122617	SH		SOLE			89593	0	33024
WISDOMTREE TRUST		LARGECAP DIVID		97717W307	1397		26378	SH		SOLE			19174	0	7204
WISDOMTREE TRUST		EMERG MKTS ETF		97717W315	2199		38169	SH		SOLE			22962	0	15207
WISDOMTREE TRUST		SMLCAP EARN FD		97717W562	1265		22289	SH		SOLE			22289	0	0
WISDOMTREE TRUST		EARNING 500 FD		97717W588	1234		24966	SH		SOLE			24966	0	0
WISDOMTREE TRUST		SMALLCAP DIVID		97717W604	994		20265	SH		SOLE			0	0	20265
WISDOMTREE TRUST		DEFA FD			97717W703	5513		122797	SH		SOLE			99728	0	23069